Note 8 - Intangible Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
Intangible Assets
The Company’s intangible assets consist of core deposit intangibles, goodwill, and mortgage servicing rights. A summary of mortgage servicing rights activity for
2019
and
2018
is as follows:

(Dollars in thousands)	201 9	2018
Mortgage servicing rights, net:
Balance, beginning of year	$1,855	1,724
Originations	1,097	682
Amortization	(780)	(551)
Balance, end of year	2,172	1,855
Fair value of mortgage servicing rights	$3,390	3,901

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced for FNMA at
December 31, 2019:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term:
30 year fixed rate	$333,300	4.10%	309	2,445
15 year fixed rate	93,869	3.21	131	940
Adjustable rate	45	4.63	257	2

The gross carrying amount of intangible assets and the associated accumulated amortization at
December 31, 2019
and
2018
are presented in the following table. Amortization expense for intangible assets was
$0.9
million for the year ended
December 31, 2019,
and
$0.7
million for the years ended
December 31, 2018
and
2017.

	Gross		Unamortized
	Carrying	Accumulated	Intangible
(Dollars in thousands)	Amount	Amortization	Assets
December 31, 20 1 9
Mortgage servicing rights	$4,968	(2,796)	2,172
Core deposit intangible s	574	(418)	156
Goodwill	802	0	802
Total	$6,344	(3,214)	3,130

December 31, 2018
Mortgage servicing rights	$4,526	(2,671)	1,855
Core deposit intangibles	574	(319)	255
Goodwill	802	0	802
Total	$5,902	(2,990)	2,912

The following table indicates the estimated future amortization expense for amortizing intangible assets:

(Dollars in thousands)	Mortgage Servicing Rights	Core Deposit Intangible	Total Amortizing Intangible Assets
Year ended December 31,
2020	$505	99	604
2021	455	47	502
2022	402	10	412
2023	330	0	330
2024	251	0	251
Thereafter	229	0	229
	$2,172	156	2,328

No
amortization expense relating to goodwill is recorded as generally accepted accounting principles do not
allow goodwill to be amortized, but require that it be tested for impairment at least annually, or sooner, if there are indications that impairment may
exist.

Projections of amortization are based on asset balances and the interest rate environment that existed at
December 31, 2019.
The Company’s actual experience
may
be significantly different depending upon changes in mortgage interest rates and other market conditions.